Related-Party Transactions (Schedule Of Related Party Transactions) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Federal income taxes receivable	$ (26)	$ (80)
Texas margin taxes payable	21	20
Net payable (receivable)	(5)	(60)
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(21)	(62)
Texas margin taxes payable	21	20
Net payable (receivable)		(42)
Texas Transmission Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(5)	(18)
Net payable (receivable)	$ (5)	$ (18)